INVENTORIES (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Classes of current inventories [abstract]
Consumable stores	R 327.8	R 285.1
Ore stockpiles	43.2	33.9
Gold in process	98.4	65.8
Finished inventories - Gold Bullion	110.7	137.8
Total inventories	R 580.1	R 522.6